Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

Note 12. Provisions

(in thousands of euros)	January 1, 2018	Additions	Reversals	December 31, 2018
CIR 2013-2015	477	—	(119)	358
Long‑term provisions	477	—	(119)	358
Payroll taxes 2016-2017	—	1,140	—	1,140
Short‑term provisions	—	1,140	—	1,140
Total Provisions	477	1,140	(119)	1,498

	January 1,			December 31,
(in thousands of euros)	2019	Additions	Reversals	2019
CIR 2013-2015	358	—	—	358
CIR 2017	—	216	—	216
Long‑term provisions	358	216	—	574
Payroll taxes 2016-2018	1,140	123	—	1,264
Short‑term provisions	1,140	123	—	1,264
Total Provisions	1,498	339	—	1,837

(in thousands of euros)	January 1, 2020	Additions	Reclassification	December 31, 2020
CIR 2013-2015	358	1,139	—	1,497
CIR 2017	216	665	—	880
Long‑term provisions	574	1,804	—	2,377
Payroll taxes 2016-2018	1,264	90	(1,224)	130
Short‑term provisions	1,264	90	(1,224)	130
Total Provisions	1,837	1,894	(1,224)	2,507

Provisions booked at December 31, 2018, 2019 and 2020 are related to:

-

The CIR risk and payroll taxes risk related to the tax audit carried out by the French tax authority in 2016 in respect of the years ended December 31, 2013, 2014 and 2015 (long term for CIR risk and short term for payroll taxes risk),

-	The CIR risk for the year ended December 31, 2017 in connection with the partial reimbursement received in December 2019 (long term), and
-	A tax adjustment risk in respect of payroll taxes carried out in September 2019 with regard to the years ended December 31, 2016, 2017 and 2018 (short term).

Payroll taxes

Context

Following the tax audit carried out in July 2016 in respect of the 2013, 2014 and 2015 fiscal years, the Company received a proposed tax adjustment for the three fiscal periods audited relating to the classification of the subsidy granted (subject to conditions) in 2012 by Laboratoire Fournier SA and Fournier Industrie et Santé (now part of the Abbott group) (LFSA and FIS) under the Asset Purchase Agreement ("APA").

A collection notice with respect to payroll taxes was received by Inventiva on August 17, 2018 for an amount of €1.9 million, including penalties and late payment interest.

Under the terms and conditions of an additional agreement modifying the APA (the Additional Agreement), LFSA and FIS agreed to indemnify the Company up to a maximum amount of €2.0 million in accordance with the conditions described therein, for any amount claimed by the French tax authorities in relation to the tax treatment of the subsidy paid by LFSA and FIS between 2012 and 2017 (the “Abbott Guarantee”).

Following the new tax audit carried out in 2019 and in respect with the payroll tax for the fiscal years 2016, 2017 and 2018, the Company received in December 2019 a proposal of rectification for a total amount of 1.7 million (penalties and late interest included).

Year ended December 31, 2018

The Company lodged a claim together with an application for a suspension of payment on October 17, 2018 and, at December 31, 2018, continued to dispute the tax adjustment.

Based on the ongoing discussions with the French tax authorities on the one hand and the terms of the Additional Agreement on the other, the Abbott Guarantee may not be sufficient to fully cover the total amount of the tax adjustment and the tax risk.

Accordingly, at December 31, 2018:

-

following receipt of the collection notice and in accordance with the Additional Agreement, accrued expenses and accrued income were recognized in a total amount of €1.9 million for the financial years ended December 31, 2013, 2014 and 2015, which are the subject of the audit and are subject to the Abbott Guarantee (see Notes 6, “Other non‑current assets” and 14.2, “Other current liabilities”); and

-

the Company has recognized a provision of €1.1 million for the years ended December 31, 2016 and December 31, 2017 (which have not been audited by the French tax authorities at that date and for which the subsidies are still valid).

This had no impact on the statements of income (loss) for the year ended December 31, 2018, as these amounts were already recognized at January 1, 2018

Year ended December 31, 2019

The application for suspension of payment lodged on October 17, 2018 was accepted on February 11, 2019 by the French tax authorities following the proposal by the Company to provide a surety in the form of a bank guarantee (see notes 1.2, “Significant events of 2020” and 22, “Commitments”). On September 2, 2019, an application instituting proceedings was filed before the Dijon Administrative Court (Tribunal Administratif de Dijon).

A proposed tax adjustment related to payroll taxes for fiscal years 2016, 2017 and 2018 was received in December 2019. It gave rise to an adjustment of €0.5 million (including penalties and late payment interest) for fiscal year 2018, which the Company was challenging under the ongoing contradictory procedure.

Accordingly, at December 31, 2019:

-

The provision for fiscal years 2016 and 2017 has been increased to €1.3 million (from €1.1 million at December 31, 2018), with the change for the period corresponding to additional late payment interest.

-

No other provision has been booked for fiscal year 2018 following the proposed adjustment received in December 2019 as the Company assess probable the application of the administrative tolerance for its situation, the subsidy received under the APA having ended in August 2017.

This had a €0.1 million impact on the statement of income (loss) for the year ended December 31, 2019.

Year ended December 31,2020

In 2020, the Company continues to contest the Notice of Recovery (AMR) with regard to the payroll tax for fiscal years 2016, 2017 and 2018 for an amount of €1.3 million ((including penalties and late payment interest). On June 16, 2020, the Company received a response from the French tax authorities, granting it a concession with respect to the disputed payroll taxes for fiscal year 2018.

On October 30, 2020, the Company received the Notice of Recovery (AMR) related to the payroll taxes for the taxable year 2016 and 2017 requesting the payment of €1.2 million (mark-up and delays interests as of December 31, 2019 included). A contentious claim with a request for a suspension of payment was sent by Inventiva on December 8, 2020. The tax authorities responded favorably to the request subject to the constitution of a guarantee in the amount of €1.0 million.

On January 25, 2021, the Company received an unfavorable judgement from the Administrative court of Dijon, rejecting the Company’s request, filed on September 2, 2019, on the cancellation of the tax reassessment related to 2013, 2014 and 2015.

Thus, as of December 31, 2020, considering the ongoing discussions with both the French tax authorities and Abbott (see Note 26, “Events after the reporting date”):

-

the €1.2 million provision related to payroll tax for fiscal years 2016 and 2017 is reclassified as an accrued liability, as the consequence of the Notice of Recovery reception (see also note 14.2, “Other current liabilities”).

-	the accrued expense and related accrued income recognized in 2018 for €2.0 million remained unchanged (see Notes 6, “Other non-current assets” and 14.2, “Other current liabilities”)

The net impact on income for fiscal year 2020 amounts to a loss of €0.1 million and corresponds to late payment interest and additional penalties.

As of December 31, 2020, only potential additional late interests for the period from the AMR receipt to the 2020 closing date remains as a provision, as these interests are not claimed to date by the tax authorities.

CIR

CIR for fiscal years 2013 to 2015 (covered by the tax audit)

Following the tax audit, for fiscal years 2013 to 2015, on August 1, 2017, the Company received a proposed tax adjustment from the French tax authorities disputing the manner in which some CIR items were calculated over the three fiscal periods audited.

Inventiva received a collection notice on August 17, 2018 for an amount of €1.9 million, including penalties and late payment interest.

The Company disputed the notice and implementation of the collection procedure pending interlocutory proceedings via a claim lodged on August 29, 2018. This was accompanied by an application for a suspension of payment and an additional claim lodged with the French tax authorities on January 7, 2019. The Company has requested a complete discharge of the amounts claimed in respect of the CIR.

At December 31, 2018, based on the ongoing discussions and the ongoing challenge procedures, the Company maintained its assessment of the maximum tax adjustment risk in respect of the CIR to €0.4 million covered by the provision, which was already recorded in the financial statements.

As of December 31, 2019, the Company was still awaiting a decision about the ongoing challenge procedures with the French tax authorities, and no additional provision was recorded in 2019.

On January 28, 2021, the Company received the mediator's response  granting a relief from the tax reassessment of €  0.3 million corresponding to the part of the litigation relating to subcontracting considering that the operations of subcontracting carried out by the Company complied with the conditions set by recent decisions of the Council of State.

As such, the Company reassessed the maximum tax adjustment risk related to the CIR to €1.5 million corresponding to the full amount challenged by the French tax authorities. As a consequence, an additional provision was recorded for € 1.1 million.

CIR for fiscal year 2017

On 2019, the Company had received 81% of the 2017 CIR, in an amount of €3.6 million relative to the €4.5 million initially requested (see Note 1.2, “Significant events of 2020”).

As of December 31, 2019, based on the ongoing discussions and the challenges lodged, the Company assessed the maximum risk in respect of the 2017 CIR at €0.2 million, fully recognized in the financial statements for the year ended December 31, 2019.

The Company filed a hierarchical appeal with the Regional Directorate of Public Finances (DRFiP) for the immediate reimbursement of the 2017 CIR part related to sub-contracting expenses, which is still unpaid.

As of December 31, 2020, based on the ongoing discussions and the challenges lodged, the Company reassessed the maximum risk in respect of the 2017 CIR at €0.9 million corresponding to the full amount withheld and recorded an additional provision of €0.7 million.